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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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1.   Name and address of issuer:

                  The MainStay Funds
                  51 Madison Avenue
                  New York, NY 10010

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ||

MainStay Blue Chip Growth, MainStay Capital Appreciation, MainStay Common Stock (formerly "MainStay Growth Opportunities"), MainStay Convertible, MainStay Diversified Income (formerly "MainStay Strategic Income"), MainStay Equity Index, MainStay Global High Income (formerly "MainStay Global High Yield), MainStay Government, MainStay High Yield Corporate Bond, MainStay International Bond, MainStay International Equity, MainStay MAP, MainStay Mid Cap Growth, MainStay Mid Cap Value (formerly, "MainStay Equity Income"), MainStay Money Market, MainStay Research Value, MainStay Small Cap Growth, MainStay Small Cap Value, MainStay Strategic Value, MainStay Tax Free Bond, MainStay Total Return, MainStay U.S. Large Cap Equity, MainStay Value

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3.   Investment Company Act File Number:    811-4550

     Securities Act File Number:            33-02610

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4(a). Last day of fiscal year for which this Form is filed:            10/31/03

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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation of registration fee:


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     (i)    Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                        $4,528,237,811
                                                                  --------------


     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                    $4,344,662,350
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     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending
            no earlier than October 11,
            1995 that were not previously
            used to reduce registration
            fees payable to the
            Commission:                                     $0
                                                --------------

     (iv)   Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                              $4,344,662,350
                                                                  --------------


     (v)    Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                                             $183,575,461
                                                                  --------------


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     (vi)   Redemption credits available
            for use in future years -- if
            Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                $0
                                                --------------

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     (vii)  Multiplier for determining
            registration fee (See
            Instruction C.9):                                       x 0.00008090
                                                                    ------------

     (viii) Registration fee due
            [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee
            is due):                                                = $14,851.25
                                                                    ------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

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7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):               + $        0
                                                                    ------------

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8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:                   = $14,851.25
                                                                    ------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                              /s/ Patrick J. Farrell

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                                 Patrick J. Farrell
                              --------------------------------------------------

                                 Treasurer
                              --------------------------------------------------

Date:  1/26/04
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  *Please print the name and title of the signing officer below the signature.